Additional information: condensed financial statements of the Company - Schedule of Condensed Balance Sheets (Detail) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents		$ 122,930	$ 233,479	$ 199,504	$ 361,777
Prepayments and other current assets		10,236	6,866
Total current assets		362,899	430,783
Non-current assets:
Property, equipment and software, net		21,903	24,685
Total assets		455,431	533,437
Current liabilities:
Accounts payable		22,629	49,819
Contract liabilities and deferred income, current portion		30,295	28,046
Total current liabilities		108,035	141,696
Non-current liabilities:
Contract liabilities and deferred income, non-current	[1]	1,850	3,242
Due to related parties, non-current portion			4,737
Other long-term payable			925
Total liabilities		111,251	150,600
Commitments and contingencies
Shareholders' equity
Common shares		84	83
Treasury shares 35,233,649 shares as at December 31, 2017 and 32,354,429 shares as at December 31, 2018		8	9
Total Xunlei Limited's shareholders' equity		345,296	384,997
Total liabilities and shareholders' equity		455,431	533,437
Xunlei Limited [Member]
Current assets:
Cash and cash equivalents		229,675	280,196	$ 273,160	$ 292,175
Due from subsidiaries and consolidated VIEs		151,491	98,129
Prepayments and other current assets		170	439
Total current assets		381,336	378,764
Non-current assets:
Property, equipment and software, net		0	1
Investments in subsidiaries and consolidated VIEs		(26,130)	17,375
Total assets		355,206	396,140
Current liabilities:
Accounts payable		55	55
Due to subsidiaries and consolidated VIEs		7,169	4,079
Contract liabilities and deferred income, current portion		503	308
Accrued liabilities and other payables		2,185	732
Total current liabilities		9,912	5,174
Non-current liabilities:
Contract liabilities and deferred income, non-current		0	308
Due to related parties, non-current portion		0	4,737
Other long-term payable		0	925
Total liabilities		9,912	11,144
Commitments and contingencies
Shareholders' equity
Common shares		84	83
Treasury shares 35,233,649 shares as at December 31, 2017 and 32,354,429 shares as at December 31, 2018		8	9
Other shareholders' equity		345,203	384,904
Total Xunlei Limited's shareholders' equity		345,295	384,996
Total liabilities and shareholders' equity		$ 355,207	$ 396,140

[1]	As of December 31, 2018, the non-current portion consists of government grants of USD 1,333,000 (2017: USD 2,509,000).